Segment reporting (Tables)	6 Months Ended
Mar. 31, 2019
Segment reporting
Schedule of segment results on a cash earnings basis

The tables present the segment results on a cash earnings basis for the Group[1]:

	Half Year March 19
					Westpac
			BT Financial	Westpac	New
	Consumer	Business	Group	Institutional	Zealand	Group
$m	Bank	Bank	(Australia)	Bank	(A$)	Businesses	Group
Net interest income	3,882	2,223	297	743	945	299	8,389
Net fee income	311	232	(117)	319	75	6	826
Net wealth management and insurance income	-	-	242	-	81	-	323
Trading income	44	51	3	357	25	(16)	464
Other income	4	4	14	6	53	20	101
Net operating income before operating expenses and impairment charges	4,241	2,510	439	1,425	1,179	309	10,103
Operating expenses	(1,821)	(988)	(872)	(654)	(454)	(252)	(5,041)
Impairment (charges) / benefits	(268)	(75)	1	(15)	(13)	37	(333)
Profit before income tax	2,152	1,447	(432)	756	712	94	4,729
Income tax expense	(638)	(434)	127	(210)	(188)	(87)	(1,430)
Net profit attributable to non-controlling interests	-	-	-	(3)	-	-	(3)
Cash earnings for the period	1,514	1,013	(305)	543	524	7	3,296
Net cash earnings adjustments	-	-	(5)	-	(5)	(113)	(123)
Net profit for the period attributable to owners of Westpac Banking Corporation	1,514	1,013	(310)	543	519	(106)	3,173
Total assets	394,484	155,067	35,063	99,848	89,510	117,090	891,062
Total liabilities	210,655	111,596	43,752	115,074	78,193	267,857	827,127

	Half Year Sept 18
					Westpac
			BT Financial	Westpac	New
	Consumer	Business	Group	Institutional	Zealand	Group
$m	Bank	Bank	(Australia)	Bank	(A$)	Businesses	Group
Net interest income	3,760	2,362	302	754	917	375	8,470
Net fee income	340	260	(97)	308	74	8	893
Net wealth management and insurance income	-	-	836	180	72	-	1,088
Trading income	47	50	(1)	307	30	(14)	419
Other income	5	5	(3)	17	5	27	56
Net operating income before operating expenses and impairment charges	4,152	2,677	1,037	1,566	1,098	396	10,926
Operating expenses	(1,883)	(967)	(682)	(771)	(429)	(275)	(5,007)
Impairment (charges) / benefits	(236)	(164)	(4)	9	13	14	(368)
Profit before income tax	2,033	1,546	351	804	682	135	5,551
Income tax expense	(620)	(466)	(110)	(264)	(188)	(87)	(1,735)
Net profit attributable to non-controlling interests	-	-	-	(2)	-	-	(2)
Cash earnings for the period	1,413	1,080	241	538	494	48	3,814
Net cash earnings adjustments	-	-	(73)	-	3	153	83
Net profit for the period attributable to owners of Westpac Banking Corporation	1,413	1,080	168	538	497	201	3,897
Total assets	392,494	156,391	34,923	102,513	82,425	110,846	879,592
Total liabilities	212,473	114,098	42,499	126,655	72,077	247,217	815,019

	Half Year March 18
					Westpac
			BT Financial	Westpac	New
	Consumer	Business	Group	Institutional	Zealand	Group
$m	Bank	Bank	(Australia)	Bank	(A$)	Businesses	Group
Net interest income	4,089	2,328	294	688	882	436	8,717
Net fee income	319	251	54	302	90	1	1,017
Net wealth management and insurance income	-	-	820	32	77	-	929
Trading income	49	54	(3)	390	21	(4)	507
Other income	2	6	10	29	4	18	69
Net operating income before operating expenses and impairment charges	4,459	2,639	1,175	1,441	1,074	451	11,239
Operating expenses	(1,766)	(948)	(590)	(678)	(426)	(283)	(4,691)
Impairment (charges) / benefits	(250)	(148)	(4)	6	(35)	(13)	(444)
Profit before income tax	2,443	1,543	581	769	613	155	6,104
Income tax expense	(734)	(463)	(175)	(212)	(173)	(94)	(1,851)
Net profit attributable to non-controlling interests	-	-	-	(3)	-	1	(2)
Cash earnings for the period	1,709	1,080	406	554	440	62	4,251
Net cash earnings adjustments	(15)	(2)	-	-	10	(46)	(53)
Net profit for the period attributable to owners of Westpac Banking Corporation	1,694	1,078	406	554	450	16	4,198
Total assets	385,959	154,725	35,806	105,009	84,285	106,071	871,855
Total liabilities	203,801	111,364	42,058	124,249	73,801	253,917	809,190

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

Schedule of reconciliation of reported results to cash earnings

				% Mov't	% Mov't
	Half Year	Half Year	Half Year	Mar 19 -	Mar 19 -
$m	March 19	Sept 18	March 18	Sept 18	Mar 18
NET PROFIT ATTRIBUTABLE TO OWNERS OF WESTPAC BANKING CORPORATION	3,173	3,897	4,198	(19)	(24)
Amortisation of intangible assets	-	-	17	-	(100)
Fair value (gain)/loss on economic hedges	125	(163)	37	large	large
Ineffective hedges	(5)	4	9	large	large
Adjustment related to Pendal (previously BTIM)	5	73	-	(93)	-
Treasury shares	(2)	3	(10)	large	(80)
Total cash earnings adjustments (post-tax)	123	(83)	53	large	132
Cash earnings	3,296	3,814	4,251	(14)	(22)